Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 12 - SEGMENT INFORMATION

The Company disaggregated its revenues into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Company derives revenue from the sale of the following three items: (1) sales of cryptocurrency mining machine and standardized computing equipment, (2) technical support plans and (3) software customization services.

All of the Company’s long-lived assets are located in China. The Company and its subsidiaries do not have long-lived assets in the United States for the reporting periods.

Revenues from products and services, and gross profit are as follows:

	For The Years Ended
	December 31,
	2021	2020	2019
Segment revenue:
Sales of cryptocurrency mining machine and standardized computing equipment	$36,709,931	$-	$-
Technical support plans	-	53,305	83,731
Software customization services	-	-	246,269
Total revenue from continuing operations	36,709,931	53,305	330,000
Total revenue from discontinued operations	$-	$-	$379,630
Cost of revenue
Sales of cryptocurrency mining machine and standardized computing equipment	$(30,112,363)	$-	$-
Technical support plans	-	(38,534)	(60,529)
Software customization services	-	-	(162,269)
Total cost of revenue from continuing operations	(30,112,363)	(38,534)	(222,798)
Total cost of revenue from discontinued operations	$-	$-	$(199,888)

Gross profit	$6,597,568	$14,771	$286,944